Putnam
Growth
Fund

SEMIANNUAL REPORT ON PERFORMANCE AND OUTLOOK

10-31-99


[LOGO: BOSTON * LONDON * TOKYO]

The following report contains a list of your fund's portfolio holdings and complete financial statements for the six months ended 10/31/99.
Additional details, including fund strategy, performance, and managers' outlook, will be provided in the annual report, which will cover the 12 months ended 4/30/00.


A guide to the financial statements

These sections of the report constitute the fund's financial statements.

The fund's portfolio lists all the fund's investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund's net assets and share price are determined. All investment and noninvestment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the net assets allocated to remarketed preferred shares.)

Statement of operations shows the fund's net investment gain or loss for the reporting period. This is determined by adding up all the fund's earnings -- from dividends and interest income -- and subtracting its operating expenses. This statement also lists any net gain or loss the fund realized on the sales of its holdings and -- for holdings that remain in the portfolio -- any change in unrealized gains or losses over the period.

Statement of changes in net assets shows how the fund's net assets were affected by distributions to shareholders and by changes in the number of the fund's shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned.

Financial highlights provide an overview of the fund's investment results, per-share distributions, expense ratios, net investment income ratios and portfolio turnover in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlight table also includes the current reporting period. For open-end funds, a separate table is provided for each share class.



The fund's portfolio
October 31, 1999 (Unaudited)

COMMON STOCKS (99.9%) (a)
NUMBER OF SHARES                                                                                                     VALUE
Banks (0.5%)
--------------------------------------------------------------------------------------------------------------------------
                550  Firstar Corp.                                                                          $       16,156

Biotechnology (1.9%)
--------------------------------------------------------------------------------------------------------------------------
                375  Biogen, Inc. (NON)                                                                             27,797
                 90  Genentech, Inc. (NON)                                                                          13,118
                220  PE Corp.-PE Biosystems Group                                                                   14,273
                                                                                                            --------------
                                                                                                                    55,188

Broadcasting (5.2%)
--------------------------------------------------------------------------------------------------------------------------
              1,620  AT&T Corp. (NON)                                                                               64,288
                580  CBS Corp. (NON)                                                                                28,311
                430  Clear Channel Communications, Inc. (NON)                                                       34,561
                270  Univision Communications Inc., Class A (NON)                                                   22,967
                                                                                                            --------------
                                                                                                                   150,127

Business Equipment and Services (4.2%)
--------------------------------------------------------------------------------------------------------------------------
                300  Avery Dennison Corp.                                                                           18,750
                430  BMC Software, Inc. (NON)                                                                       27,601
                695  EMC Corp. (NON)                                                                                50,735
                270  Omnicom Group, Inc.                                                                            23,760
                                                                                                            --------------
                                                                                                                   120,846

Cable Television (1.9%)
--------------------------------------------------------------------------------------------------------------------------
                935  Comcast Corp., Class A                                                                         39,387
                200  MediaOne Group Inc. (NON)                                                                      14,213
                                                                                                            --------------
                                                                                                                    53,600

Computer Equipment (1.0%)
--------------------------------------------------------------------------------------------------------------------------
                380  Lexmark International Group, Inc., Class A (NON)                                               29,664

Computer Services (4.5%)
--------------------------------------------------------------------------------------------------------------------------
                580  America Online, Inc. (NON)                                                                     75,219
                228  Comverse Technology, Inc. (NON)                                                                25,878
                140  Unisys Corp. (NON)                                                                              3,395
                150  Yahoo! Inc. (NON)                                                                              26,859
                                                                                                            --------------
                                                                                                                   131,351

Computer Software (8.4%)
--------------------------------------------------------------------------------------------------------------------------
              1,760  Microsoft Corp. (NON)                                                                         162,910
                300  Oracle Corp. (NON)                                                                             14,269
                200  Siebel Systems, Inc. (NON)                                                                     21,963
                400  VERITAS Software Corp. (NON)                                                                   43,150
                                                                                                            --------------
                                                                                                                   242,292

Computers (4.6%)
--------------------------------------------------------------------------------------------------------------------------
                285  Apple Computer, Inc. (NON)                                                                     22,836
                800  Dell Computer Corp. (NON)                                                                      32,100
                400  Gateway, Inc. (NON)                                                                            26,425
                476  Sun Microsystems, Inc. (NON)                                                                   50,367
                                                                                                            --------------
                                                                                                                   131,728

Conglomerates (8.4%)
--------------------------------------------------------------------------------------------------------------------------
              1,240  General Electric Co.                                                                          168,098
              1,236  Tyco International Ltd.                                                                        49,363
                440  United Technologies Corp.                                                                      26,620
                                                                                                            --------------
                                                                                                                   244,081

Consumer Products (0.9%)
--------------------------------------------------------------------------------------------------------------------------
                450  Colgate-Palmolive Co.                                                                          27,225

Cosmetics (0.6%)
--------------------------------------------------------------------------------------------------------------------------
                380  Estee Lauder Cos., Class A                                                                     17,718

Electronics and Electrical Equipment (12.2%)
--------------------------------------------------------------------------------------------------------------------------
                380  Applied Materials, Inc. (NON)                                                                  34,129
                380  Illinois Tool Works, Inc.                                                                      27,835
                780  Intel Corp.                                                                                    60,401
                200  LAM Research Corp. (NON)                                                                       16,888
                400  LSI Logic Corp. (NON)                                                                          21,275
                560  Motorola, Inc.                                                                                 54,565
                368  Solectron Corp. (NON)                                                                          27,692
                400  Tandy Corp.                                                                                    25,175
                400  Teradyne, Inc. (NON)                                                                           15,400
                550  Texas Instruments, Inc.                                                                        49,363
                245  Xilinx, Inc. (NON)                                                                             19,263
                                                                                                            --------------
                                                                                                                   351,986

Entertainment (2.5%)
--------------------------------------------------------------------------------------------------------------------------
                510  Time Warner, Inc.                                                                              35,541
                828  Viacom, Inc., Class B (NON)                                                                    37,053
                                                                                                            --------------
                                                                                                                    72,594

Food and Beverages (0.5%)
--------------------------------------------------------------------------------------------------------------------------
                200  Anheuser-Busch Cos., Inc.                                                                      14,363

Insurance and Finance (5.9%)
--------------------------------------------------------------------------------------------------------------------------
                250  American Express Co.                                                                           38,500
                367  American International Group, Inc.                                                             37,778
                500  Capital One Financial Corp.                                                                    26,500
                916  Citigroup, Inc.                                                                                49,579
                478  Schwab (Charles) Corp.                                                                         18,612
                                                                                                            --------------
                                                                                                                   170,969

Medical Supplies and Devices (0.5%)
--------------------------------------------------------------------------------------------------------------------------
                215  VISX, Inc. (NON)                                                                               13,451

Networking (6.9%)
--------------------------------------------------------------------------------------------------------------------------
              1,445  Cisco Systems, Inc. (NON)                                                                     106,930
              1,452  Lucent Technologies, Inc.                                                                      93,291
                                                                                                            --------------
                                                                                                                   200,221

Oil and Gas (0.9%)
--------------------------------------------------------------------------------------------------------------------------
                660  Enron Corp.                                                                                    26,359

Pharmaceuticals (10.5%)
--------------------------------------------------------------------------------------------------------------------------
                270  Allergan, Inc.                                                                                 28,991
                340  Amgen Inc.                                                                                     27,115
                860  Bristol-Myers Squibb Co.                                                                       66,059
                220  Immunex Corp. (NON)                                                                            13,860
                500  Johnson & Johnson                                                                              52,375
                100  Medimmune, Inc. (NON)                                                                          11,200
              1,211  Schering-Plough Corp.                                                                          59,945
                570  Warner-Lambert Co.                                                                             45,493
                                                                                                            --------------
                                                                                                                   305,038

Retail (6.6%)
--------------------------------------------------------------------------------------------------------------------------
                363  Best Buy Co., Inc. (NON)                                                                       20,169
                355  Costco, Inc. (NON)                                                                             28,511
                275  Kohls Corp. (NON)                                                                              20,573
                396  Lowe's Cos., Inc.                                                                              21,780
              1,001  TJX Cos., Inc. (The)                                                                           27,152
              1,264  Wal-Mart Stores, Inc.                                                                          71,653
                                                                                                            --------------
                                                                                                                   189,838

Telecommunications (7.9%)
--------------------------------------------------------------------------------------------------------------------------
                373  JDS Uniphase Corp. (NON)                                                                       62,244
                385  MCI WorldCom, Inc. (NON)                                                                       33,038
                100  Omnipoint Corp. (NON)                                                                           8,263
                280  QUALCOMM, Inc. (NON)                                                                           62,370
                500  Tellabs, Inc. (NON)                                                                            31,625
                100  VoiceStream Wireless Corp. (NON)                                                                9,500
                680  Williams Communications Group, Inc. (NON)                                                      21,675
                                                                                                            --------------
                                                                                                                   228,715

Telephone Services (3.4%)
--------------------------------------------------------------------------------------------------------------------------
                720  Sprint Corp.                                                                                   53,505
                527  Sprint PCS                                                                                     43,708
                                                                                                            --------------
                                                                                                                    97,213
                                                                                                            --------------
                     Total Common Stocks (cost $2,024,505)                                                  $    2,890,723

SHORT-TERM INVESTMENTS (1.7%) (a) (cost $50,000)
PRINCIPAL AMOUNT                                                                                                     VALUE
--------------------------------------------------------------------------------------------------------------------------
            $50,000  Interest in $462,305,000 joint repurchase agreement dated October 29, 1999 with S.B.C. Warburg Inc.
                       due November 1, 1999 with respect to various
                       U.S. Treasury obligations -- maturity value of $50,022
                       for an effective yield of 5.22%                                                      $       50,000
--------------------------------------------------------------------------------------------------------------------------
                     Total Investments (cost $2,074,505) (b)                                                $    2,940,723
--------------------------------------------------------------------------------------------------------------------------

  (a) Percentages indicated are based on net assets of $2,893,791.

  (b) The aggregate identified cost on a tax basis is $2,074,985, resulting in gross unrealized appreciation and depreciation of $882,569 and $16,831, respectively, or net unrealized appreciation of $865,738.

(NON) Non-income-producing security.

      The accompanying notes are an integral part of these financial statements.




Statement of assets and liabilities
October 31, 1999 (Unaudited)
Assets
-----------------------------------------------------------------------------------------------
Investments in securities, at value
(identified cost $2,074,505) (Note 1)                                                $2,940,723
-----------------------------------------------------------------------------------------------
Cash                                                                                        662
-----------------------------------------------------------------------------------------------
Dividends and other receivables                                                             479
-----------------------------------------------------------------------------------------------
Receivable for shares of the fund sold                                                      304
-----------------------------------------------------------------------------------------------
Receivable for securities sold                                                           76,250
-----------------------------------------------------------------------------------------------
Receivable from Manager (Note 2)                                                          8,225
-----------------------------------------------------------------------------------------------
Total assets                                                                          3,026,643

Liabilities
-----------------------------------------------------------------------------------------------
Payable for securities purchased                                                        115,900
-----------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                                  446
-----------------------------------------------------------------------------------------------
Payable for compensation of Trustees (Note 2)                                               514
-----------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                                 10
-----------------------------------------------------------------------------------------------
Other accrued expenses                                                                   15,982
-----------------------------------------------------------------------------------------------
Total liabilities                                                                       132,852
-----------------------------------------------------------------------------------------------
Net assets                                                                           $2,893,791

Represented by
-----------------------------------------------------------------------------------------------
Paid-in capital (Notes 1, 4 and 5)                                                   $2,121,166
-----------------------------------------------------------------------------------------------
Accumulated net investment loss (Note 1)                                                 (6,353)
-----------------------------------------------------------------------------------------------
Accumulated net realized loss on investments (Note 1)                                   (87,240)
-----------------------------------------------------------------------------------------------
Net unrealized appreciation of investments                                              866,218
-----------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to
capital shares outstanding                                                           $2,893,791

Computation of net asset value and offering price
-----------------------------------------------------------------------------------------------
Net asset value and redemption price per share
($2,893,791 divided by 249,293 shares)                                                   $11.61
-----------------------------------------------------------------------------------------------
Offering price per share (100/94.25 of $11.61)*                                          $12.32
-----------------------------------------------------------------------------------------------

* On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales, the offering price is reduced.

  The accompanying notes are an integral part of these financial statements.





Statement of operations
Six months ended October 31, 1999 (Unaudited)
Investment income:
-----------------------------------------------------------------------------------------------
Dividends                                                                              $  5,269
-----------------------------------------------------------------------------------------------
Interest                                                                                     89
-----------------------------------------------------------------------------------------------
Total investment income                                                                   5,358

Expenses:
-----------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                          9,338
-----------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                            3,144
-----------------------------------------------------------------------------------------------
Compensation of Trustees (Note 2)                                                         1,228
-----------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                             27
-----------------------------------------------------------------------------------------------
Reports to shareholders                                                                   2,205
-----------------------------------------------------------------------------------------------
Auditing                                                                                 16,687
-----------------------------------------------------------------------------------------------
Legal                                                                                     1,616
-----------------------------------------------------------------------------------------------
Postage                                                                                      10
-----------------------------------------------------------------------------------------------
Other                                                                                        11
-----------------------------------------------------------------------------------------------
Fees waived by manager (Note 2)                                                         (20,926)
-----------------------------------------------------------------------------------------------
Total expenses                                                                           13,340
-----------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                               (1,629)
-----------------------------------------------------------------------------------------------
Net expenses                                                                             11,711
-----------------------------------------------------------------------------------------------
Net investment loss                                                                      (6,353)
-----------------------------------------------------------------------------------------------
Net realized gain on investments (Notes 1 and 3)                                         52,850
-----------------------------------------------------------------------------------------------
Net unrealized appreciation of investments during the period                            254,107
-----------------------------------------------------------------------------------------------
Net gain on investments                                                                 306,957
-----------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                   $300,604
-----------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Statement of changes in net assets
                                                                                                 For the period
                                                                                                    May 4, 1998
                                                                                                  (commencement
                                                                               Six months ended  of operations)
                                                                                     October 31    to April, 30
                                                                                          1999*            1999
---------------------------------------------------------------------------------------------------------------
Increase in net assets
---------------------------------------------------------------------------------------------------------------
Operations:
---------------------------------------------------------------------------------------------------------------
Net investment loss                                                                   $  (6,353)      $  (4,333)
---------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                                                  52,850        (140,090)
---------------------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments                                              254,107         612,111
---------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                    300,604         467,688
---------------------------------------------------------------------------------------------------------------
Increase from capital share transactions (Note 4)                                        30,574          94,925
---------------------------------------------------------------------------------------------------------------
Total increase in net assets                                                            331,178         562,613

Net assets
---------------------------------------------------------------------------------------------------------------
Beginning of period (Note 5)                                                          2,562,613       2,000,000
---------------------------------------------------------------------------------------------------------------
End of period (including accumulated net
investment loss of $6,353 and $--, respectively)                                     $2,893,791      $2,562,613
---------------------------------------------------------------------------------------------------------------

*Unaudited

 The accompanying notes are an integral part of these financial statements.




Financial highlights
(For a share outstanding throughout the period)

----------------------------------------------------------------------------------------------------------------------------------
                                                                                                 Six months
                                                                                                    ended        For the period
Per-share                                                                                         October 31       May 4, 1998+
operating performance                                                                             (Unaudited)      to April 30
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                      1999             1999
----------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                                                                 $10.42            $8.50
----------------------------------------------------------------------------------------------------------------------------------
Investment operations
----------------------------------------------------------------------------------------------------------------------------------
Net investment loss (a)(d)                                                                            (.03)            (.02)
----------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain on investments                                                                                   1.22             1.94
----------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                                                                 1.19             1.92
----------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                                                                       $11.61           $10.42
----------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
----------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(b)                                                                               11.42*           22.59*
----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                                                                      $2,894           $2,563
----------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)(d)                                                                           .50*             .99*
----------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)(d)                                                                          (.24)*           (.20)*
----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                                               52.86*          108.03*
----------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Per share net investment loss has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through expense offset arrangements (Note 2).

(d) Reflects an expense limitation in effect during the period.  As a result of such limitation, expenses for the fund reflect a reduction of $0.08 and $0.08 per share for the periods ending October 31, 1999 and April 30, 1999. (Note 2).



Notes to financial statements
October 31, 1999 (Unaudited)

Note 1
Significant accounting policies

Putnam Growth Fund (the "fund") is a series of Putnam Funds Trust ("the trust") which is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The fund will invest primarily in common stocks of U.S. companies that Putnam Investment Management, Inc. ("Putnam Management"), the fund's manager, a wholly-owned subsidiary of Putnam Investments, Inc., believes offer long-term growth potential in excess of market averages.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with generally accepted accounting principles and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sales price on its principal exchange, or if no sales are reported -- as in the case of some securities traded over-the-counter -- the last reported bid price. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates market value. Other investments, including restricted securities, are stated at fair value following procedures approved by the Trustees.

B) Joint trading account Pursuant to an exemptive order issued by the Securities and Exchange Commission, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Management. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date.

E) Line of credit The fund has entered into a committed line of credit with certain banks. This line of credit agreement includes restrictions that the fund maintain an asset coverage ratio of at least 300% and borrowings must not exceed prospectus limitations. For the six months ended October 31, 1999, the fund had no borrowings against the line of credit.

F) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains. At April 30, 1999, the fund had a capital loss carryover of approximately $140,000 available to offset future net capital gain, if any, which will expire on April 30, 2007.

G) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Capital gain distributions, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

H) Expenses of the trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

Note 2
Management fee, administrative
services and other transactions

Compensation of Putnam Management, for management and investment advisory services is paid quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 0.70% of the first $500 million of average net assets, 0.60% of the next $500 million, 0.55% of the next $500 million, 0.50% of the next $5 billion, 0.475% of the next $5 billion, 0.455% of the next $5 billion, 0.44% of the next $5 billion, and 0.43% thereafter.

Putnam Management has agreed to limit its compensation (and, to the extent necessary, bear other expenses) through August 30, 2000, to the extent that expenses of the fund (exclusive of brokerage commissions, interest, taxes, deferred organizational and extraordinary expense, credits from Putnam Fiduciary Trust Company (PFTC), a subsidiary of Putnam Investments, Inc. and payments under the Trust's distribution plan) would exceed an annual rate of 1.00% of the fund's average net assets.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by PFTC. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

For the six months ended October 31, 1999, fund expenses were reduced by $1,629 under expense offset arrangements with PFTC. Investor servicing and custodian fees reported in the Statement of operations exclude these credits. The fund could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if it had not entered into such arrangements.

Each Trustee of the fund receives an annual Trustee fee, of which $100 has been allocated to the fund, and an additional fee for each Trustee's meeting attended. Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as a Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of Trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

The fund has adopted a distribution plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plan is to compensate Putnam Mutual Funds Corp., a wholly-owned subsidiary of Putnam Investments, Inc., for services provided and expenses incurred by it in distributing shares of the fund. The Plan provides for payment by the fund to Putnam Mutual Funds Corp. at an annual rate of up to 0.35% of the fund's average net assets. The fund is not currently making any payments pursuant to the plan.

For the six months ended October 31, 1999, Putnam Mutual Funds Corp., acting as underwriter received no net commissions from the sale of shares. A deferred sales charge of up to 1% is assessed on certain redemptions of shares. For the six months ended October 31, 1999, Putnam Mutual Funds Corp., acting as underwriter received no monies on redemptions.

Note 3
Purchases and sales of securities

During the six months ended October 31, 1999, cost of purchases and proceeds from sales of investment securities other than short-term investments aggregated $1,431,515 and $1,390,316, respectively. There were no purchases and sales of U.S. government obligations.

Note 4
Capital shares

At October 31, 1999, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

                                            Six months ended October 31, 1999
-----------------------------------------------------------------------------
Class A                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                          8,736            $91,473
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                           --                 --
-----------------------------------------------------------------------------
                                                     8,736             91,473
Shares
repurchased                                         (5,448)           (60,899)
-----------------------------------------------------------------------------
Net increase                                         3,288            $30,574
-----------------------------------------------------------------------------

                                                   For the period May 4, 1998
                                                 (commencement of operations)
                                                            to April 30, 1999
-----------------------------------------------------------------------------
Class A                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                         10,739            $95,188
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                           --                 --
-----------------------------------------------------------------------------
                                                    10,739             95,188
Shares
repurchased                                            (28)              (263)
-----------------------------------------------------------------------------
Net increase                                        10,711            $94,925
-----------------------------------------------------------------------------

Note 5
Initial capitalization and
offering of shares

The trust was established as a Massachusetts business trust on January 22, 1996. During the period January 22, 1996 to May 4, 1998, the fund had no operations other than those related to organizational matters, including the initial capital contribution of $2,000,000, and the issuance of 235,294 shares to Putnam Investments, Inc. on May 1, 1998.

At October 31, 1999, Putnam Investments, Inc. owned 245,278 shares of the fund (98.4% of class shares outstanding), valued at $2,847,678.


Fund information

WEB SITE

www.putnaminv.com

INVESTMENT MANAGER

Putnam Investment Management, Inc.
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Mutual Funds Corp.
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

TRUSTEES

George Putnam, Chairman
William F. Pounds, Vice Chairman
John A. Hill, Vice Chairman
Jameson Adkins Baxter
Hans H. Estin
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
Lawrence J. Lasser
John H. Mullin III
Robert E. Patterson
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

OFFICERS

George Putnam
President

Charles E. Porter
Executive Vice President

Patricia C. Flaherty
Senior Vice President

John D. Hughes
Senior Vice President and Treasurer

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Ian C. Ferguson
Vice President

Brett C. Browchuk
Vice President

John J. Morgan, Jr.
Vice President

C. Beth Cotner
Vice President

David J. Santos
Vice President and Fund Manager

Manuel Weiss
Vice President and Fund Manager

Jeffrey R. Lindsey
Vice President and Fund Manager

Richard A. Monaghan
Vice President

John R. Verani
Vice President

This report is for the information of shareholders of Putnam Growth Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details of sales charges, investment objectives, and operating policies of the fund, and the most recent copy of Putnam's Quarterly Performance Summary. For more information or to request a prospectus, call toll free: 1-800-225-1581.

You can also learn more at Putnam Investments' Web site: www.putnaminv.com.

Shares of mutual funds are not deposits or obligations of, or guaranteed or endorsed by, any financial institution; are not insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other agency; and involve risk, including the possible loss of the principal amount invested.


56802/21E 12/99